Losses (Earning) Per Share	6 Months Ended
Mar. 31, 2026
Losses (Earning) Per Share [Abstract]
LOSSES (EARNING) PER SHARE
11.	LOSSES (EARNING) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the periods indicated:

	For the Six Months Ended March 31,
	2025	2026
	RMB	RMB	USD
	(unaudited)	(unaudited)	(unaudited)
Net loss	(677,712)	(17,908)	(2,596)

Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted*	2,463,106,810	123,715,022,675	123,715,022,675

Net loss per share — Basic and diluted	(0.00)	(0.00)	(0.00)

For the six months ended March 31, 2025, weighted average ordinary shares included vest but unexercised options that were exercised at a nil exercise price for the 2025 period. All outstanding share options expired on December 31, 2025 without being exercised. No outstanding share options remained as of March 31, 2026.